UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22457

Investment Company Act file number

Persimmon Growth Partners Fund, L.P.

  (Exact name of registrant as specified in charter)

1777 Sentry Parkway West
Gwynedd Hall, Suite 102
Blue Bell, PA 19422

  (Address of principal executive offices) (Zip code)

Gregory S. Horn
Persimmon Capital Management, LP
1777 Sentry Parkway West
Gwynedd Hall, Suite 102
Blue Bell, PA 19422

(Name and address of agent for Service)

Registrant's telephone number, including area code: (877) 502-6840

Date of fiscal year end: March 31

Date of reporting period: 9/30/2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

Unassociated Document

PERSIMMON GROWTH PARTNERS FUND, L.P.

Financial Statements

(Unaudited)

Period from April 1, 2011 to September 30, 2011

Persimmon Growth Partners Fund, L.P.

Financial Statements

(Unaudited)

Period from April 1, 2011 to September 30, 2011

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (484) 572-0500.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (484) 572-0500 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (484) 572-0500, and on the Commission’s website at http://www.sec.gov.

Persimmon Growth Partners Fund, L.P.

Statement of Assets and Liabilities (Unaudited)

September 30, 2011

ASSETS

Investments in Investment Funds, including $33,004,035 pledged, at fair value (cost $33,069,619)	$35,767,355
Prepaid investments in Investment Funds, all pledged	500,000
Redemptions receivable from investments in Investment Funds	264,972
Other assets	11,285
Cash and cash equivalents, pledged	5,496

Total Assets	36,549,108

LIABILITIES

Management fees payable	87,337
Professional fees payable	22,000
Administration fees payable	9,540
Other payables	8,025
Board of Directors fees payable	6,000
Custody fees payable	3,000

Total Liabilities	135,902

Net Assets	$36,413,206

COMPONENTS OF NET ASSETS

Net capital contributions	$29,467,451
Accumulated net investment loss	(6,399,122)
Accumulated net realized gain	10,647,141
Accumulated net unrealized appreciation on investments	2,697,736

Net Assets	$36,413,206

The accompanying notes are an integral part of these financial statements.

Persimmon Growth Partners Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2011

Investment Funds by strategy (all domiciled in the United States, except as noted)**	First Investment Date	Cost	Fair Value		% of Net Assets	First Available Redemption Date****	Redemption Provisions*****

Direct Lending
Plainfield Direct Holdings II LLC	7/1/2006	$432,205	$84,573	*	0.23%	N/A	Controlled liquidation

Event Driven
Pershing Square, L.P.	4/1/2005	706,678	1,806,733	*	4.96	N/A	One year rolling
Third Point Ultra, Ltd. (British Virgin Islands)***	5/1/2005	1,787,766	2,683,635	*	7.37	N/A	Quarterly, partial lock- up until 3/31/2012
Total Event Driven		2,494,444	4,490,368		12.33

Long/Short Equity
Bluefin Investors L.P. (Cayman Islands)***	9/1/2009	2,000,000	2,280,231	*	6.26	N/A	Quarterly
Brenner West Capital Qualified Partners, LP***	5/1/2011	2,000,000	1,709,487	*	4.69	6/30/2012	Quarterly
Cadian Fund, L.P.	3/1/2010	2,000,000	2,409,849	*	6.62	N/A	Quarterly, 25%/quarter
CCM Special Holdings Fund	3/1/2008	553,722	145,835	*	0.40	N/A	Quarterly
CIM Discovery Fund, Ltd. (British Virgin Islands)	2/1/2007	750,000	458,588	*	1.26	N/A	Quarterly
Fine Partners I, L.P.	12/1/2010	2,000,000	1,702,979	*	4.68	12/31/2011	Annually
Greenheart Capital Fund, L.P.***	7/1/2011	2,500,000	2,260,202	*	6.21	N/A	Quarterly, soft lock- up until 6/30/2012
Horseman European Select Fund L.P.	2/1/2008	2,070,673	1,973,119	*	5.42	N/A	Monthly
Ivory Enhanced Fund, L.P.	4/1/2010	1,800,000	1,720,557	*	4.73	N/A	Quarterly
JAT Capital Domestic Fund, L.P.***	10/1/2010	2,000,000	2,579,818	*	7.08	N/A	Quarterly
Libra Fund, L.P.	11/1/2005	892,551	2,617,485	*	7.19	N/A	Annually
North Run Qualified Partners, L.P.***	1/1/2010	1,750,000	1,572,801	*	4.32	N/A	Quarterly, 25%/quarter
Passport Global Strategies III, Ltd. (British Virgin Islands)***	4/1/2009	15,424	10,770	*	0.03	N/A	As liquidity permits
Passport II, L.P.	3/1/2006	1,507,995	2,219,727	*	6.10	N/A	Quarterly
Sonterra Capital Partners Fund, L.P.***	1/1/2011	2,400,000	2,128,580	*	5.85	N/A	Monthly
Southpoint Qualified Fund, L.P.***	11/1/2009	2,250,000	2,384,103	*	6.55	N/A	Quarterly, 25%/quarter
Visium Balanced Fund, L.P.	10/1/2009	2,000,000	2,397,580	*	6.58	N/A	Quarterly
Total Long/Short Equity		28,490,365	30,571,711		83.97

Special Situations
Harbinger Capital Partners Special Situations Fund, L.P.	6/1/2008	1,512,403	507,320	*	1.39	N/A	Controlled liquidation
Harbinger Capital Partners Special Situations Fund, L.P. - Designated Side Pocket	1/1/2009	140,202	113,383	*	0.31	N/A	As liquidity permits
Total Special Situations		1,652,605	620,703		1.70

Total Investments in Investment Funds		$33,069,619	$35,767,355		98.23%

*	Pledged (See Note 5)
**
Non-income producing investments.  The Partnership's investments in the Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early withdrawal fees.

***	The Partnership's investment is through a feeder fund and its pro rata interest in its master fund is greater than a one percent ownership.
****	From the original investment date. Not applicable for those investments in Investment Funds for which the first redemption date has passed as of September 30, 2011.
*****	Available frequency of redemptions after initial lock-up period.

The accompanying notes are an integral part of these financial statements.

Persimmon Growth Partners Fund, L.P.

Statement of Operations (Unaudited)

For the Period from April 1, 2011 to September 30, 2011

INVESTMENT INCOME

Interest Income	$328

Total Investment Income	328

EXPENSES

Management fees	184,282
Professional fees	45,851
Other	31,882
Administration fees	28,219
Line of credit fees	15,041
Custody fees	10,791
Board of Directors fees	6,000
Interest expense	3,426

Total Expenses	325,492

Net Investment Loss	(325,164)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments in Investment Funds	423,013
Net change in unrealized appreciation on investments in Investment Funds	(3,993,669)

Net Loss on Investments	(3,570,656)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,895,820)

The accompanying notes are an integral part of these financial statements.

Persimmon Growth Partners Fund, L.P.

Statement of Changes in Net Assets

	For the Period from April 1, 2011 to September 30, 2011 (Unaudited)	For the Year Ended March 31, 2011

OPERATIONS

Net investment loss	$(325,164)	$(764,154)
Net realized gain (loss) from investments in Investment Funds	423,013	(1,603,659)
Net change in unrealized appreciation on investments in Investment Funds	(3,993,669)	5,711,433

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,895,820)	3,343,620

CAPITAL TRANSACTIONS

Contributions	2,265,000	6,157,500
Withdrawals	(21,929)	(444,414)

Increase in Net Assets from Capital Transactions	2,243,071	5,713,086

Net Increase (Decrease) in Net Assets	(1,652,749)	9,056,706

NET ASSETS AT BEGINNING OF YEAR/PERIOD	38,065,955	29,009,249

NET ASSETS AT END OF YEAR/PERIOD	$36,413,206	$38,065,955

The accompanying notes are an integral part of these financial statements.

Persimmon Growth Partners Fund, L.P.

Statement of Cash Flows (Unaudited)

For the Period from April 1, 2011 to September 30, 2011

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in net assets resulting from operations	$(3,895,820)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized gain on investments in Investment Funds	(423,013)
Net change in unrealized appreciation on investments in Investment Funds	3,993,669
Purchases of Investment Funds	(7,600,000)
Proceeds from redemptions of Investment Funds	5,652,884
Increase in other assets	(11,259)
Increase (decrease) in operating liabilities:
Management fees payable	(80,668)
Professional fees payable	(17,000)
Other payables	5,128
Administration fees payable	4,769
Board of Directors fees payable	3,000

Net Cash Used in Operating Activities	(2,368,310)

CASH FLOWS FROM FINANCING ACTIVITIES

Contributions received	1,630,000
Withdrawals paid	(146,220)

Net Cash Provided by Financing Activities	1,483,780

Net decrease in cash and cash equivalents	(884,530)
Cash and cash equivalents at beginning of period	890,026

Cash and Cash Equivalents at End of Period	$5,496

Supplementary Disclosure of Cash Flow Information
Cash paid during the year for interest	$3,426
Cash paid pursuant to partner withdrawals payable as of March 31, 2011	$124,291

The accompanying notes are an integral part of these financial statements.

Persimmon Growth Partners Fund, L.P.

Financial Highlights

The following represents certain ratios to average net assets, total return and other supplemental information for the periods indicated:

	Period from April 1, 2011 to September 30, 2011 (Unaudited)*	For the year ended March 31, 2011	Period from January 1, 2010 to March 31, 2010*	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2007
Net assets, end of period	$36,413,206	$38,065,955	$29,009,249	$26,737,829	$27,053,789	$43,686,034

Ratio of net investment loss to average net assets (a) (b)	(0.84)%	(2.39)%	(2.34)%	(2.48)%	(2.34)%	(2.73)%

Ratio of expenses to average net assets (a) (b)	0.84%	2.39%	2.34%	2.49%	2.37%	2.75%

Portfolio turnover	15.51%	14.76%	17.51%	40.70%	34.58%	4.94%

Total return (c)	(9.67)%	10.50%	3.37%	18.56%	(32.41)%	16.10%

*	The portfolio turnover and total return ratios have not been annualized for the period.
(a)	The ratio does not reflect the Partnership’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds.
(b)	Average net assets is determined using net assets at the end of each month during the period and net assets at the beginning of the period.
(c)
Total returns are calculated by geometrically linking returns based on the change in value during each accounting period.  An individual partner’s return may vary from these returns based on the timing of contributions and withdrawals.

The accompanying notes are an integral part of these financial statements.

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements (Unaudited)

1. Nature of Activities and Significant Accounting Policies

Persimmon Growth Partners Fund, L.P. (the “Partnership”) commenced operations during January 2004.  Persimmon GP, L.L.C. (the “General Partner”) is responsible for the Partnership’s operations.  Persimmon Capital Management, L.P. (the “Adviser”), an investment adviser registered under the Investment Company Act of 1940, as amended (the "1940 Act"), manages and invests the assets of the Partnership.

The Partnership's Adviser and General Partner adopted a plan of reorganization (the "Plan"), registering the Persimmon Growth Partners Fund, L.P. under the 1940 Act as a non-diversified investment company effective September 1, 2010.  The Plan was approved by the underlying Partnership’s investors and an independent board of directors (the “Board”).  Under the Plan, the Partnership became a master fund, and a feeder fund, Persimmon Growth Partners Investor Fund (the “Fund”), was created to allow an unlimited number of accredited investors to invest at a reduced minimum investment of $50,000.  Certain other terms and conditions, such as management fee charges and investor liquidity provisions, were modified.  Both the Partnership and the Fund have a fiscal year-end date of March 31.  Prior to the approval of the Plan, the Partnership's fiscal year end was December 31.

The Fund, also registered under the 1940 Act as a non-diversified investment company, has the same investment objective and substantially the same investment policies as the Partnership (except that the Fund pursues its investment objective by investing substantially all of its assets in the Partnership).  As of September 30, 2011, the Fund’s ownership of the Partnership’s Net Assets was 95.04%.

The principal investment objective of the Partnership is to achieve long-term appreciation of partners’ capital by investing in various hedge fund limited partnerships and other pooled investment vehicles managed by experienced investment managers (the “Investment Funds”).  To achieve their investment objective, certain of the Investment Funds may invest in securities, including private company holdings that are not readily marketable or otherwise involve special consideration, including, but not limited to, regulatory or other legal restrictions.

Investments in Investment Funds are carried at fair value, as determined by the Adviser based on information provided by the underlying funds’ professional managers.  In determining fair value, the Adviser utilizes the valuation reflected on the financial statements and other financial reports of the underlying Investment Funds.  The Investment Funds value securities and other financial instruments at market prices, when possible, or at fair value determined by the respective fund’s general partner or manager when no market value is determinable.  The estimated fair values of certain of the investments of the Investment Funds, which may include derivatives and other securities for which prices are not readily available, may not reflect amounts that could be realized upon immediate sale, nor amounts that may be ultimately realized.  Accordingly, the estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and differences could be material.

The Investment Funds generally charge the Partnership an asset-based fee and may charge the Partnership a performance-based fee.  Currently, the asset-based fees range from 0.0% to 3.5% of net assets annually, and the performance=based fees, where they are charged, range from 0% to 30% of any increase in net assets resulting from operations.  Performance-based fees are generally subject to a loss-carry forward or high water mark and may be subject to a hurdle or preferred rate of return.

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements (Unaudited) continued

Amounts held in a bank checking account and a money market account are included in cash and cash equivalents.  The Partnership is at risk to the extent it maintains balances in excess of federally insured limits.

Investment transactions are recorded on the trade date.  Interest income and expense and other expenses are recorded on the accrual basis, as earned or incurred.  Gains or losses from Investment Funds are reflected as net realized loss and net change in unrealized appreciation on investments in Investment Funds in the Statement of Operations.  Proceeds received from the Investment Funds are accounted for as a reduction in cost, and any proceeds received above or below the apportioned cost basis result in a realized gain or loss, respectively.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

2. Partnership Agreement and Related Party Transactions

The Partnership’s Board has overall responsibility for the management and supervision of the operations of the Partnership, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Partnership’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the Partnership as are customarily exercised by directors of an investment company registered under the 1940 Act organized as a corporation.  The Board has engaged the Adviser to provide investment advice regarding the selection of Investment Funds and the General Partner to manage the day-to-day operations of the Partnership.

The Board is comprised of three directors who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Partnership (the “Independent Directors”) and one director who is an “interested person” (the "Interested Director"). The Independent Directors each receive meeting fees of $1,000 per meeting attended in person or $500 in the case of meetings attended by telephone.  The Interested Directors do not receive fees for committee meetings and do not receive annual or other fees from the Partnership.  All Directors are reimbursed by the Partnership for their reasonable out-of-pocket expenses.  The Partnership incurred $6,000 of per meeting fees for the period from April 1, 2011 to September 30, 2011, all of which was payable as of September 30, 2011.

Pursuant to the terms of the partnership agreement effective August 24, 2010, the Adviser receives a quarterly management fee equal to 0.25 percent of the Partnership’s net assets as of the last business day of the calendar quarter for its management services (1.00 percent per annum).  The Adviser may waive, and has waived, the management fee with respect to certain affiliates.

During the period from April 1, 2011 to September 30, 2011, the Adviser earned management fees of $184,282, of which $87,337 was payable as of September 30, 2011.

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements (Unaudited) continued

Changes in net assets resulting from operations are allocated to the limited partners in accordance with each partner’s ownership percentage.

Capital contributions to the Partnership may be made at the beginning of any month.

The Board may, from time to time and in their sole discretion, cause the Partnership to repurchase interests (“Interests”) from limited partners pursuant to written tenders by limited partners at times and on terms and conditions as the Board establishes.  In determining whether the Partnership should offer to repurchase Interests, the Board will consider the recommendation of the General Partner.  The General Partner generally recommends to the Board that the Partnership offer to repurchase Interests from limited partners four times each year.

Each limited partner’s initial investment in the Partnership is subject to a minimum of a one-year “lock up” period during which time the limited partner will not be able to participate in any repurchase of Interests by the Partnership or otherwise transfer his or her Interests.

The Partnership is responsible for ongoing operating expenses, such as audit, accounting, legal and regulatory costs and the General Partner’s due diligence expenses in selecting and monitoring professional managers.

3. Fair Value Measurements

GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of nonobservable inputs.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at measurement dates.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

•	Level 1–unadjusted quoted prices for identical assets or liabilities in active markets that the Partnership has the ability to access at the measurement date.
•	Level 2–inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly, and can be realized through redemption in the near term.
•
Level 3–inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability.  The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The Partnership’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements (Unaudited) continued

Depending on the redemption options available, it may be possible that the reported net asset value (“NAV”) represents fair value of investments in Investment Funds based on observable data such as ongoing redemption and/or subscription activity.  Specifically, if the Partnership had the ability at the balance sheet date to redeem within 3 months with no redemption suspensions, lockups or other restrictions, the NAV is considered as a Level 2 input.  However, certain Investment Funds may provide the manager with the ability to suspend or postpone redemption (a “gate”), or a “lock-in period” upon initial subscription, within which the Partnership may not redeem without incurring a penalty.  In the case of the imposition of a gate, if a “lock-in period” in excess of 3 months is remaining at the balance sheet date, or if the Partnership may not redeem its holding in the Investment Fund within 3 months or less, the General Partner’s ability to validate or verify the NAV through redemption is impaired, and the interest is generally classified as Level 3.

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured at September 30, 2011:

Strategy	Level 1	Level 2	Level 3	Total
Direct Lending	$-	$-	$84,573	$84,573
Event Driven	-	-	4,490,368	4,490,368
Long/Short Equity	-	15,904,035	14,667,676	30,571,711
Special Situations	-	-	620,703	620,703
Total	$-	$15,904,035	$19,863,320	$35,767,355

The level classifications in the table above are not indicative of the risk associated with the investment in each Investment Fund.

The following table includes a roll-forward of the amounts for the period from April 1, 2011 to September 30, 2011, for the investments classified within Level 2.

	Investments in Investment Funds
	Event Driven	Long/Short Equity	Total
Balance as of April 1, 2011	$3,058,515	$21,551,126	$24,609,641
Transfers out of Level 2*	(3,058,515)	-	(3,058,515)
Net realized gain on investments in Investment Funds	-	741,197	741,197
Net change in unrealized appreciation on investments	-	(2,247,091)	(2,247,091)
Purchases	-	1,600,000	1,600,000
Sales	-	(5,741,197)	(5,741,197)
Balance as of September 30, 2011	$-	$15,904,035	$15,904,035

*Transfers represent investments in Investment Funds that were previously categorized as Level 2 investments for the year ended March 31, 2011.

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements (Unaudited) continued

The following table includes a roll-forward of the amounts for the period from April 1, 2011 to September 30, 2011, for the investments classified within Level 2.  The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Investments in Investment Funds
	Direct Lending	Event Driven	Long/Short Equity	Special Situations	Total

Balance as of April 1, 2011	$251,144	$2,170,672	$10,385,666	$670,745	$13,478,227
Transfers into Level 3*	-	3,058,515	-	-	3,058,515
Net realized loss on investments in Investment Funds	(318,006)	-	(178)	-	(318,184)
Net change in unrealized appreciation on investments	259,692	(738,819)	(1,217,409)	(50,042)	(1,746,578)
Purchases	-	-	5,500,000	-	5,500,000
Sales	(108,257)	-	(403)	-	(108,660)

Balance as of September 30, 2011	$84,573	$4,490,368	$14,667,676	$620,703	$19,863,320

*Transfers represent investments in Investment Funds that were previously categorized as Level 2 investments for the year ended March 31, 2011.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations.  The net change in unrealized appreciation for the period from April 1, 2011 to September 30, 2011, for Level 3 investments held by the Partnership as of September 30, 2011, was a decrease of $1,746,578 as shown in the table below:

Net Change in Unrealized Appreciation
Direct Lending	$259,692
Event Driven	(738,819)
Long/Short Equity	(1,217,408)
Special Situations	(50,042)
Total	$(1,746,577)

4. Risks

Each Investment Fund in which the Partnership has invested has the right to temporarily restrict withdrawals/redemptions for periods of time beyond those described in the Schedule of Investments.  Any such restrictions may restrict the Partnership’s ability to satisfy future withdrawal requests.

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements (Unaudited) continued

As of September 30, 2011, the Partnership had no unrecorded direct commitments to purchase or sell securities, financial instruments or commodities.  The Partnership may have indirect commitments that arise through positions held by the Investment Funds in which the Partnership invests directly and indirectly.  These Investment Funds utilize a variety of financial instruments in their trading strategies, including, but not limited to, equity and debt securities of U.S. and foreign issuers, options and futures, forwards and swap contracts.  These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk.  Market risk is the risk of potential adverse changes to the value of the financial instruments and their derivatives because of changes in market conditions such as, but not limited to, interest and currency rate movements and volatility in commodity or security prices.  Credit risk is the risk of the potential inability of counterparties to perform under the terms of the contracts, which may be in excess of the amounts recorded in the respective Investment Funds’ balance sheet.  In addition, the Investment Funds may sell securities not yet purchased, whereby a liability is created for the repurchase of the securities at prevailing prices.  The ultimate obligation to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on their respective balance sheets.  However, as a limited partner/shareholder in these Investment Funds, the Partnership’s financial risk is limited to the fair value of its investments, which is reflected on the statement of assets and liabilities.  The Partnership is also exposed to potential credit risk through its cash held at financial institutions.  The Partnership seeks to mitigate its exposure to this credit risk by placing its cash with major institutions.

5. Line of Credit

The Partnership has a credit agreement with the Royal Bank of Canada providing the Partnership with $5,000,000 of available credit, secured by the majority of the Partnership’s investments.  The agreement terminates on February 14, 2012.  Interest on any outstanding balance is payable based on an interest rate spread of 1.60% over the 3-month LIBOR rate.  As of September 30, 2011, the 3-month LIBOR rate was 0.35% for a total interest rate of 1.95% and the Partnership had no outstanding balance owed to the Royal Bank of Canada under the credit agreement.  During the period from April 1, 2011 to September 30, 2011, the maximum outstanding loan balance was $4,435,000, the average daily loan balance was $349,809, and the weighted average rate of interest was 0.98%.

6. Income Taxes

No provision has been made in the financial statements for federal or state income taxes because the Partnership is not subject to income taxes.  The Partnership’s income and losses are includable in the tax returns of its partners.  The Partnership may, however, be required to file returns and pay tax in various state and local jurisdictions as a result of its operations and the residency of its partners.  Tax reporting for the Fund is in the form of a 1099 rather than a Schedule K-1

The cost of the Investment Funds for federal tax purposes is based on amounts reported to the Partnership on Schedule K-1 of the Investment Funds.  As of September 30, 2011, the Partnership has not yet received information to determine the current tax cost of the Investment Funds.  Based on the amounts reported to the Partnership on Schedule K-1 as of December 31, 2010, and after adjustment for purchases and sales between December 31, 2010 and September 30, 2011, the estimated cost of the Investment Funds at September 30, 2011 for federal tax purposes is $34,212,230. The resulting estimated net unrealized appreciation for tax purposes on the Investment Funds at September 30, 2011 is $1,555,125.

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements (Unaudited) continued

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Partnership is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The General Partner analyzed all open tax years (current and prior three tax years) for all major jurisdictions and has determined that the authoritative guidance did not have a material effect on the results of operations or financial position of the Partnership. The Partnership has determined that there are no unrecognized tax benefits or liabilities relating to uncertain income tax positions taken on prior years' returns or expected to be taken on the tax return for the most recent year ended December 31, 2010.

7. Indemnifications

In the normal course of business, the Partnership enters into contracts that provide general indemnifications.  The Partnership’s maximum exposure under these agreements is dependent on future claims that may be made against the Partnership and, therefore, cannot be established.  Based on experience, however, the risk of loss from such claims in considered remote.

8. Subsequent Events

The Partnership has evaluated subsequent events for potential recognition through the date these financial statements were issued, and has determined that no additional disclosures are required.

Persimmon Growth Partners Fund, L.P.

Annual Approval of Investment Advisory Agreements (Unaudited)

At a meeting of the Funds’ Boards held on June 29, 2011, by a unanimous vote, the Boards, including a majority of the members who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, approved the continuation of the Investment Advisory Agreements for the Funds for an additional year.

The Board members reviewed reports from management about the following factors.  The Boards did not consider any single factor as controlling in determining whether or not to approve the advisory agreements.  Nor are the items described herein all encompassing of the matters considered by the Boards.

NATURE AND QUALITY OF SERVICES

The Boards reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser.  The Boards noted the advisory capabilities and institutional history of the Adviser, as well as the underlying manager due diligence process.  The Boards reviewed the personnel that provide services to the Funds, noting that there were no material changes to the personnel providing these services. The Board’s also reviewed the Adviser’s Form ADV.  The Boards also considered the compliance programs and regulatory history of the Adviser as well as the risk management and valuation process.  The Boards also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser under the advisory agreements, including, among other things, providing office facilities, equipment and personnel.

The Boards noted that the Master Fund’s performance during 2010 exceeded that of all three comparable closed-end fund of funds, although the Master Fund’s performance fell short of the S&P 500 Index during the same period.

COMPARISON OF FEES

The Boards reviewed the advisory fee rates and total expense ratio of the Funds as compared to other closed-end fund of funds.  The Boards also reviewed the Expense Limitation Agreement, which limited expenses for the Investor Fund to 2.50% (exclusive of underlying fund expenses).  The Boards noted that the Master Fund’s advisory fee was within the range of advisory fees charged to other closed-end fund of funds, although the comparative feeder funds did not charge a separate advisory fee. The Funds’ total expenses, without waivers, were relatively high in comparison to other closed-end fund of funds. The Board noted that the Expense Limitation Agreement lowered total fund expenses such that the Investor Fund’s total expenses were within the range of total expenses charged to the comparable closed-end fund of funds after effect of the waiver. The total expenses for the Master Fund were relatively high compared to the other closed-end fund of funds, after fee waivers by the Adviser. The Boards noted that the relatively small amount of Fund assets compared to other closed-end fund of funds caused the Funds’ total expenses to be higher.

PROFITABILITY OF ADVISER AND AFFILIATES

The Boards considered and reviewed an analysis concerning the costs incurred and profits realized by the Adviser from its relationship with the Funds.  The Boards noted that the Adviser waived all of its advisory fees for the Investor Fund, and a portion of its advisory fee for the Master Fund.  The Board noted that the Adviser earned a small profit from its management of the Funds.

Persimmon Growth Partners Fund, L.P.

Annual Approval of Investment Advisory Agreements (Unaudited) continued

BREAKPOINTS AND ECONOMIES OF SCALE

The Boards reviewed the structure of the investment advisory fees.  The Boards did not believe that breakpoints were appropriate given the Funds’ asset levels and that the Funds have been operating for less than one year.  The Boards also reviewed the fee structure and determined it to be reasonable under the circumstances.

FALL-OUT BENEFITS

The Boards considered all fees to be earned by the Adviser and its affiliates, noting that there are no fees other than the advisory fees paid to the Adviser or affiliates for services provided to the Funds.

CONCLUSION

Based on its thorough consideration of all factors that it deemed material, the Boards concluded that it would be in the best interests of the Funds and their investors to approve the Investment Advisory Agreement for each Fund, each for an additional one-year term ending June 30, 2012.

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

The Schedule of Investments is included as part of the report to investors filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members, as of December 9, 2011.

As of September 7, 2011, Mr. Kevin O’Shea, a Portfolio Manager for the Fund, resigned from Persimmon Capital Management (“PCM”). Mr. O’Shea’s duties as part of the portfolio management team of the Fund are being assumed by Mr. Shawn Gibson who joined PCM on November 7, 2011. All other Fund Portfolio Managers identified in response to paragraph (a)(1) of this Item in the Fund’s most recently filed annual report on Form N-CSR remain unchanged.

Mr. Gibson, Partner, Senior Vice President, is responsible for due diligence on hedge fund strategies and other investment strategies for PCM.  Mr. Gibson is a voting member of the investment committee and risk management committee.  Prior to joining Persimmon, Mr. Gibson was the President and Founder of Gibson Volatility Management ("GVM"), a boutique investment advisor focused on managing option-based investment strategies designed to capture more equity upside than downside over a full market cycle.  Prior to starting GVM, Shawn co-founded Park Ridge Asset Management, a boutique RIA designed to deliver sophisticated traditional and alternative investment solutions to high net worth and institutional investors.  Shawn was formerly the Director of the Alternative Investments platform for BB&T Asset Management ("BB&T").  In this role, Shawn developed and led the platform of various alternative investment strategies used by BB&T to improve portfolio diversification and manage portfolio risk.  Previously, Shawn headed up the Equity Derivatives Group for Scott & Stringfellow, another BB&T affiliate, and was a market-maker and risk manager for one of the largest international options trading firms in the country in San Francisco, CA and Greenwich, CT. Shawn graduated with a B.S. in Commerce from the University of Virginia.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member.  As of December 9, 2011 Mr. Gibson managed the following accounts, other than the Fund:

Registered Investment
Companies Managed		Other Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
0	$0	4	$65,000,000	0	$0

Registered Investment
Companies Managed		Other Pooled Vehicles Managed		Other Accounts Managed

			Total Assets		Total Assets
Number with	Total Assets	Number with	with	Number with	With
Performance-	with Performance-	Performance-	Performance-	Performance-	Performance-
Based Advisory	Based Advisory	Based Advisory	Based Advisory	Based Advisory	Based Advisory
Fees	Fees	Fees	Fees	Fees	Fees
0	$0	0	$0	0	$0

Potential Material Conflicts of Interest

Mr. Gibson is responsible for managing other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. These other pooled investment vehicles may have materially higher, lower or different fee arrangements than the Fund. The side-by-side management of these pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. Mr. Gibson has a fiduciary responsibility to manage all client accounts in a fair and equitable manner, and seek to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Fund’s adviser, PCM, has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of December 9, 2011:

The Portfolio Managers of the Fund are compensated by PCM and not the Funds and are paid a fixed annual base salary, a discretionary bonus based on the financial performance of PCM, and share in the profits of PCM through their pro rata equity ownership in PCM.  No compensation is tied to the performance of the Funds.

(a)(4) Equity Securities Beneficially Owned by Portfolio Manager(s)

Mr. Gibson did not beneficially own any equity securities in the Fund as of December 9, 2011.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which investors may recommend nominees to the Registrant's board of directors that would require disclosure.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have concludedthat the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1)	Not applicable for semi-annual reports.

(a) (2)	Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Persimmon Growth Partners Fund, L.P.

By (Signature and Title):  /s/ Gregory S. Horn
                                             Gregory S. Horn, President (principal executive officer)

Date:  December 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):  /s/ Gregory S. Horn
                                             Gregory S. Horn, President
                                             (principal executive officer)

Date:  December 9, 2011

By (Signature and Title):  /s/ Gregory S. Horn
                                             Gregory S. Horn, Principal Financial Officer

Date:  December 9, 2011